Contract Liabilities - Schedule of Unearned Franchise Fee (Details) - USD ($)	Apr. 30, 2026	Oct. 31, 2025
Schedule of Unearned Franchise Fee [Line Items]
Unearned franchise fee	$ 194,968	$ 194,753
Yan Tianxiang [Member]
Schedule of Unearned Franchise Fee [Line Items]
Unearned franchise fee	2,448
Song Mingfang [Member]
Schedule of Unearned Franchise Fee [Line Items]
Unearned franchise fee	13,463
Yu Yang [Member]
Schedule of Unearned Franchise Fee [Line Items]
Unearned franchise fee	20,527	58,015
Sheng Xidong [Member]
Schedule of Unearned Franchise Fee [Line Items]
Unearned franchise fee	2,448
Zhou Guixiang [Member]
Schedule of Unearned Franchise Fee [Line Items]
Unearned franchise fee	14,747
Wang Jia [Member]
Schedule of Unearned Franchise Fee [Line Items]
Unearned franchise fee	2,448
Ge Xiaoqing [Member]
Schedule of Unearned Franchise Fee [Line Items]
Unearned franchise fee	20,526
Meng Hao [Member]
Schedule of Unearned Franchise Fee [Line Items]
Unearned franchise fee	6,882
Wang Hongli [Member]
Schedule of Unearned Franchise Fee [Line Items]
Unearned franchise fee		2,850
Zhang Ying [Member]
Schedule of Unearned Franchise Fee [Line Items]
Unearned franchise fee		2,964
Sun Zhongyao [Member]
Schedule of Unearned Franchise Fee [Line Items]
Unearned franchise fee	2,448
Sun Xuqiang [Member]
Schedule of Unearned Franchise Fee [Line Items]
Unearned franchise fee	15,911
Zheng Tinghai [Member]
Schedule of Unearned Franchise Fee [Line Items]
Unearned franchise fee	5,498	12,242
Zhu Hongjun [Member]
Schedule of Unearned Franchise Fee [Line Items]
Unearned franchise fee	12,360
Tang Sumei [Member]
Schedule of Unearned Franchise Fee [Line Items]
Unearned franchise fee		26,947
Jin Huazhong [Member]
Schedule of Unearned Franchise Fee [Line Items]
Unearned franchise fee		34,935
Shen Huaimei [Member]
Schedule of Unearned Franchise Fee [Line Items]
Unearned franchise fee	61,799	56,800
Wang Jingfeng [Member]
Schedule of Unearned Franchise Fee [Line Items]
Unearned franchise fee	$ 13,463